Riverbridge Growth Fund
SUMMARY SECTION - RIVERBRIDGE GROWTH FUND
Investment Objective
The objective of the Riverbridge Growth Fund (the “Growth Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Riverbridge Growth Fund (USD $)	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	20	20
Retirement account fees (annual maintenance and redemption requests)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Riverbridge Growth Fund		Investor Class	Institutional Class
Management fees		0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses (includes shareholder service fee of up to 0.10%)	[1]	0.55%	0.55%
Total annual fund operating expenses		1.55%	1.30%
Fee waiver and/or expense reimbursement	[2]	(0.30%)	(0.30%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[2]	1.25%	1.00%
[1]	These expenses are estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Growth Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund's Investor Class and Institutional Class shares, respectively. This agreement is effective until March 31, 2014, and may be terminated only by the Trust's Board of Trustees. The advisor is permitted to seek reimbursement from the Growth Fund, subject to certain limitations, for fees it waived and Growth Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.

Example

This example is intended to help you compare the costs of investing in the Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund’s advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Riverbridge Growth Fund (USD $)	1 Year	3 Years
Investor Class	127	460
Institutional Class	102	382

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. The Growth Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal circumstances, the Growth Fund will invest in equity securities of companies of any size, including small and mid- capitalization companies. The Growth Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. While the Growth Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of non-U.S. issuers. The Growth Fund’s investments in foreign securities will be primarily comprised of U.S. dollar denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Growth Fund will invest in a portfolio of securities typically spread across many economic sectors.

The Growth Fund’s advisor believes that earnings power determines the value of a franchise. The advisor focuses on companies that it views as building their earnings power and building their intrinsic, or actual, values over long periods of time. The advisor uses a bottom-up approach that seeks to identify high quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

Principal Risks

The Growth Fund’s principal risks are described below. Before you decide whether to invest in the Growth Fund, carefully consider these risk factors and special considerations associated with investing in the Growth Fund, which may cause investors to lose money.

• Market risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity risk. The value of the securities held by the Growth Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Growth Fund participate, or factors relating to specific companies in which the Growth Fund invests.

• Small- and mid-cap company risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

• Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall. In addition, growth securities at times may not perform as well as value securities or the stock market in general.

• Foreign investment risk. To the extent the Growth Fund has investment exposure to foreign markets, the Growth Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets. In addition, changes in exchange rates and interest rates may adversely affect the value of the Growth Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Growth Fund’s investments in depository receipts are also subject to these risks.

• Management and strategy risk. Investment strategies employed by the Growth Fund’s advisor in selecting investments for the Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• No operating history. The Growth Fund is a newly organized series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

Because the Growth Fund is new, it does not have a full calendar year performance record to compare against the Russell 3000® Growth Index, which the Growth Fund’s advisor considers to be the benchmark for the Growth Fund’s relative performance. Performance information will be available after the Growth Fund has been in operation for one calendar year.

Riverbridge Eco Leaders Fund
SUMMARY SECTION - RIVERBRIDGE ECO LEADERS FUND
Investment Objectives
The objective of the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Eco Leaders Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Riverbridge Eco Leaders Fund (USD $)	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	20	20
Retirement account fees (annual maintenance and redemption requests)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Riverbridge Eco Leaders Fund		Investor Class	Institutional Class
Management fees		0.90%	0.90%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses (includes shareholder service fee of up to 0.10%)	[1]	0.55%	0.55%
Total annual fund operating expenses		1.70%	1.45%
Fee waiver and/or expense reimbursement	[2]	(0.30%)	(0.30%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[2]	1.40%	1.15%
[1]	These expenses are estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Eco Leaders Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Eco Leaders Fund's Investor Class and Institutional Class shares, respectively. This agreement is effective until March 31, 2014, and may be terminated only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Eco Leaders Fund, subject to certain limitations, for fees it waived and Eco Leaders Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.

Example

This example is intended to help you compare the costs of investing in the Eco Leaders Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Eco Leaders Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Eco Leaders Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund’s advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Riverbridge Eco Leaders Fund (USD $)	1 Year	3 Years
Investor Class	143	506
Institutional Class	117	429

Portfolio Turnover

The Eco Leaders Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Eco Leaders Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Eco Leaders Fund’s performance. The Eco Leaders Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Eco Leaders Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that the advisor believes are making a net positive impact on the environment.

The advisor defines eco leader companies as companies that fit in one or more of the following categories:

(1)  Innovative & Industry Transforming - companies that use strategic technologies, materials and services to lower costs by reducing raw materials usage, scrap, and the amount and toxicity of waste;

(2)  Advanced Enabling Materials and Technologies - companies that create breakthrough manufacturing technologies, new materials, and unique components that support eco efficiency transformations;

(3)  Efficiency Enabling Business Services - companies whose products or services engage in changing the behavior of consumers and businesses in ways that are beneficial to the environment.

(4)  Cleaner Products/Cleaner Processes - companies that meet the criteria of all of the prior three categories.

The Eco Leaders Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. While the Eco Leaders Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of non-U.S. issuers. The Eco Leaders Fund’s investments in non-U.S. securities will be primarily comprised of U.S. dollar denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Eco Leaders Fund may invest in company of any size. The Eco Leaders Fund may invest in investment grade convertible securities of any maturity. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB- or higher by Standard & Poor's, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody's or Fitch, determined by the Fund’s advisor to be of comparable quality.

The Eco Leaders Fund’s advisor believes that earnings power determines the value of a franchise. The advisor focuses on companies that it views as building their earnings power and building their intrinsic, or actual, values over long periods of time. The advisor uses a bottom-up approach that seeks to identify high quality growth companies which deploy sustainable business practices as a competitive strategy to increase profitability while having a favorable impact on the environment.

Principal Risks

The Eco Leaders Fund’s principal risks are described below. Before you decide whether to invest in the Eco Leaders Fund, carefully consider these risk factors and special considerations associated with investing in the Eco Leaders Fund, which may cause investors to lose money.

• Market risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity risk. The value of the securities held by the Eco Leaders Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Eco Leaders Fund participate, or factors relating to specific companies in which the Eco Leaders Fund invests.

• Environmental policy risk. The Eco Leaders Fund’s investment focus on environmental factors could cause it to make or avoid investments that could result in the Eco Leaders Fund underperforming funds that do not have an environmental focus.

• Small- and mid-cap company risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

• Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall. In addition, growth securities at times may not perform as well as value securities or the stock market in general.

• Foreign investment risk. To the extent the Eco Leaders Fund has investment exposure to foreign markets, the Eco Leaders Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets. In addition, changes in exchange rates and interest rates may adversely affect the value of the Eco Leaders Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Eco Leaders Fund’s investments in depository receipts are also subject to these risks.

• Management and strategy risk. Investment strategies employed by the Eco Leaders Fund’s advisor in selecting investments for the Eco Leaders Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• No operating history. The Eco Leaders Fund is a newly organized series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

Because the Eco Leaders Fund is new, it does not have a full calendar year performance record to compare against the S&P 500 and the Russell 3000® Growth indices, which the Eco Leaders Fund’s advisor considers to be the benchmarks for the Eco Leaders Fund’s relative performance. Performance information will be available after the Eco Leaders Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 28, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Effective Date	dei_DocumentEffectiveDate	Dec 31, 2012
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Riverbridge Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - RIVERBRIDGE GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The objective of the Riverbridge Growth Fund (the “Growth Fund”) is to seek long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. The Growth Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund’s advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Growth Fund will invest in equity securities of companies of any size, including small and mid- capitalization companies. The Growth Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. While the Growth Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of non-U.S. issuers. The Growth Fund’s investments in foreign securities will be primarily comprised of U.S. dollar denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Growth Fund will invest in a portfolio of securities typically spread across many economic sectors.

The Growth Fund’s advisor believes that earnings power determines the value of a franchise. The advisor focuses on companies that it views as building their earnings power and building their intrinsic, or actual, values over long periods of time. The advisor uses a bottom-up approach that seeks to identify high quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Growth Fund’s principal risks are described below. Before you decide whether to invest in the Growth Fund, carefully consider these risk factors and special considerations associated with investing in the Growth Fund, which may cause investors to lose money.

• Market risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity risk. The value of the securities held by the Growth Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Growth Fund participate, or factors relating to specific companies in which the Growth Fund invests.

• Small- and mid-cap company risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

• Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall. In addition, growth securities at times may not perform as well as value securities or the stock market in general.

• Foreign investment risk. To the extent the Growth Fund has investment exposure to foreign markets, the Growth Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets. In addition, changes in exchange rates and interest rates may adversely affect the value of the Growth Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Growth Fund’s investments in depository receipts are also subject to these risks.

• Management and strategy risk. Investment strategies employed by the Growth Fund’s advisor in selecting investments for the Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• No operating history. The Growth Fund is a newly organized series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Growth Fund, carefully consider these risk factors and special considerations associated with investing in the Growth Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Growth Fund is new, it does not have a full calendar year performance record to compare against the Russell 3000® Growth Index, which the Growth Fund’s advisor considers to be the benchmark for the Growth Fund’s relative performance. Performance information will be available after the Growth Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Growth Fund is new, it does not have a full calendar year performance record to compare against the Russell 3000® Growth Index, which the Growth Fund’s advisor considers to be the benchmark for the Growth Fund’s relative performance.
Riverbridge Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIVRX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstrvrbridge_WireFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.55%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	460
Riverbridge Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIVBX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstrvrbridge_WireFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.55%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	382
Riverbridge Eco Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - RIVERBRIDGE ECO LEADERS FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The objective of the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) is to seek long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Eco Leaders Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Eco Leaders Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Eco Leaders Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Eco Leaders Fund’s performance. The Eco Leaders Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Eco Leaders Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Eco Leaders Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Eco Leaders Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund’s advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Eco Leaders Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that the advisor believes are making a net positive impact on the environment.

The advisor defines eco leader companies as companies that fit in one or more of the following categories:

(1)  Innovative & Industry Transforming - companies that use strategic technologies, materials and services to lower costs by reducing raw materials usage, scrap, and the amount and toxicity of waste;

(2)  Advanced Enabling Materials and Technologies - companies that create breakthrough manufacturing technologies, new materials, and unique components that support eco efficiency transformations;

(3)  Efficiency Enabling Business Services - companies whose products or services engage in changing the behavior of consumers and businesses in ways that are beneficial to the environment.

(4)  Cleaner Products/Cleaner Processes - companies that meet the criteria of all of the prior three categories.

The Eco Leaders Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. While the Eco Leaders Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of non-U.S. issuers. The Eco Leaders Fund’s investments in non-U.S. securities will be primarily comprised of U.S. dollar denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Eco Leaders Fund may invest in company of any size. The Eco Leaders Fund may invest in investment grade convertible securities of any maturity. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB- or higher by Standard & Poor's, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody's or Fitch, determined by the Fund’s advisor to be of comparable quality.

The Eco Leaders Fund’s advisor believes that earnings power determines the value of a franchise. The advisor focuses on companies that it views as building their earnings power and building their intrinsic, or actual, values over long periods of time. The advisor uses a bottom-up approach that seeks to identify high quality growth companies which deploy sustainable business practices as a competitive strategy to increase profitability while having a favorable impact on the environment.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Eco Leaders Fund’s principal risks are described below. Before you decide whether to invest in the Eco Leaders Fund, carefully consider these risk factors and special considerations associated with investing in the Eco Leaders Fund, which may cause investors to lose money.

• Market risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity risk. The value of the securities held by the Eco Leaders Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Eco Leaders Fund participate, or factors relating to specific companies in which the Eco Leaders Fund invests.

• Environmental policy risk. The Eco Leaders Fund’s investment focus on environmental factors could cause it to make or avoid investments that could result in the Eco Leaders Fund underperforming funds that do not have an environmental focus.

• Small- and mid-cap company risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

• Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall. In addition, growth securities at times may not perform as well as value securities or the stock market in general.

• Foreign investment risk. To the extent the Eco Leaders Fund has investment exposure to foreign markets, the Eco Leaders Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets. In addition, changes in exchange rates and interest rates may adversely affect the value of the Eco Leaders Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Eco Leaders Fund’s investments in depository receipts are also subject to these risks.

• Management and strategy risk. Investment strategies employed by the Eco Leaders Fund’s advisor in selecting investments for the Eco Leaders Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• No operating history. The Eco Leaders Fund is a newly organized series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Eco Leaders Fund, carefully consider these risk factors and special considerations associated with investing in the Eco Leaders Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Eco Leaders Fund is new, it does not have a full calendar year performance record to compare against the S&P 500 and the Russell 3000® Growth indices, which the Eco Leaders Fund’s advisor considers to be the benchmarks for the Eco Leaders Fund’s relative performance. Performance information will be available after the Eco Leaders Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Eco Leaders Fund is new, it does not have a full calendar year performance record to compare against the S&P 500 and the Russell 3000® Growth indices, which the Eco Leaders Fund’s advisor considers to be the benchmarks for the Eco Leaders Fund’s relative performance.
Riverbridge Eco Leaders Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECOLX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstrvrbridge_WireFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.55%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.40%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	143
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	506
Riverbridge Eco Leaders Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIVEX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstrvrbridge_WireFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.55%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	429

[1]	These expenses are estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Growth Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund's Investor Class and Institutional Class shares, respectively. This agreement is effective until March 31, 2014, and may be terminated only by the Trust's Board of Trustees. The advisor is permitted to seek reimbursement from the Growth Fund, subject to certain limitations, for fees it waived and Growth Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Eco Leaders Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Eco Leaders Fund's Investor Class and Institutional Class shares, respectively. This agreement is effective until March 31, 2014, and may be terminated only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Eco Leaders Fund, subject to certain limitations, for fees it waived and Eco Leaders Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.